Summary of Stock Option Activity (Detail) - USD ($)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Granted, Number of Option	559,327
Forfeited, Number of Option	0
Exercised, Number of Option	0
Expired, Number of Option	0
Outstanding, ending balance	559,327
Vested or expected to vest, Number of Option	507,310
Exercisable, Number of Option	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Granted, weighted average remaining contractual life	10 years	10 years
Vested or expected to vest, weighted average remaining contractual life	10 years
Outstanding, aggregate intrinsic value beginning balance	$ 0
Granted, aggregate intrinsic value	$ 0
Exercised, aggregate intrinsic value	$ 0
Outstanding, aggregate intrinsic value ending balance	0	$ 0
Vested or expected to vest, aggregate intrinsic value	0
Exercisable, aggregate intrinsic value	$ 0